Acquisitions, divestments and equity-accounted companies - Acquisition of noncontrolling interest (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2020
Noncontrolling Interest [Line Items]
Equity method investments	$ 130	$ 187	$ 130
Noncontrolling interests	410	647	410
Accumulated depreciation	5,792	6,236	5,792
Income (loss) from equity accounted companies, net of taxes		(16)	(22)	$ 38
Basis difference amortization (net of deferred income tax benefit)		0	(80)	(138)
Loss from equity accounted companies		$ (16)	$ (102)	$ (100)
Hitachi Energy [Member]
Noncontrolling Interest [Line Items]
Net cash proceeds from sale of investment	1,552
Gain from sale of investment	$ 43
Power Grids Business [Member]
Noncontrolling Interest [Line Items]
Ownership interest percent					19.90%